Freight Tax and Other Tax Expense (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended 30 September
	2020 $	2019 $
Balance of unrecognized tax benefits as at January 1	49,579	32,059
Increases for positions related to the current year	2,290	2,067
Changes for positions taken in prior years	(12,968)	2,114
Settlements with tax authority	(8,556)	—
Decreases related to statute of limitations	(961)	—
Balance of unrecognized tax benefits as at September 30	29,384	36,240